RETIREMENT PLANS AND POSTRETIREMENT BENEFIT PLANS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in benefit obligation
APBO at beginning of year	$ 2,479	$ 2,277
Service Cost	109	102	98
Interest Cost	109	111	111
Plan participants' contributions	87	76
Actuarial loss (gain)	467	80
Benefits paid during year	(177)	(167)	(232)
APBO at end of year	3,074	2,479	2,277
Change in plan assets
Plan participants' contributions	87	76
Benefits paid during year	(177)	(167)	(232)
Post Retirement Death Benefit Obligations [Member]
Change in benefit obligation
APBO at beginning of year	5,372	4,892
Service Cost	18	26
Interest Cost	237	240
Plan participants' contributions	0	0
Actuarial loss (gain)	460	214
Benefits paid during year	0	0
APBO at end of year	6,087	5,372
Change in accrued benefit cost
Accrued benefit cost at beginning of year	2,976	2,395
Service Cost	18	26
Interest Cost	237	240
Amortization	314	315
Employer Contributions	0	0
Net gain	0	0
Accrued benefit cost at end of year	3,545	2,976
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Employer contributions	0	0
Plan participants' contributions	0	0
Benefits paid during year	0	0
Fair value of plan assets at end of year	0	0
Funded status at end of year	(2,542)	(2,396)
Post Retirement Health Care Benefits [Member]
Change in benefit obligation
APBO at beginning of year	2,479	2,277
Service Cost	109	102
Interest Cost	109	111
Plan participants' contributions	87	76
Actuarial loss (gain)	467	80
Benefits paid during year	(177)	(167)
APBO at end of year	3,074	2,479
Change in accrued benefit cost
Accrued benefit cost at beginning of year	2,598	2,421
Service Cost	109	102
Interest Cost	109	111
Amortization	57	55
Employer Contributions	(90)	(91)
Net gain	0	0
Accrued benefit cost at end of year	2,783	2,598
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Employer contributions	90	91
Plan participants' contributions	87	76
Benefits paid during year	(177)	(167)
Fair value of plan assets at end of year	0	0
Funded status at end of year	$ (291)	$ 119